CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 396	$ 355
Restricted cash	201	154
Trade receivables and other current assets	838	623
Financial instrument assets	95	40
Due from related parties	474	412
Assets held for sale	798	0
Current assets	2,802	1,584
Financial instrument assets	51	68
Equity-accounted investments	374	372
Property, plant and equipment, at fair value	34,248	36,097
Intangible assets	225	233
Goodwill	896	970
Deferred income tax assets	88	40
Other long-term assets	121	109
Total Assets	38,805	39,473
Current liabilities
Accounts payable and accrued liabilities	509	450
Financial instrument liabilities	272	198
Due to related parties	1,052	694
Non-recourse borrowings	927	775
Provisions	25	292
Liabilities directly associated with assets held for sale	401	0
BEPC exchangeable and class B shares	6,642	7,430
Financial instrument liabilities	423	498
Non-recourse borrowings	11,981	12,047
Deferred income tax liabilities	3,986	4,200
Provisions	619	633
Other long-term liabilities	524	531
Equity
Non-controlling interests	9,885	10,548
The partnership	1,559	1,177
Total Equity	11,444	11,725
Total Liabilities and Equity	38,805	39,473
Attributable to non- controlling interests
Current assets
Cash and cash equivalents	270	224
Property, plant and equipment, at fair value	19,018	20,119
Total Assets	21,184	21,820
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	9,627	10,290
Total Equity	9,627	10,290
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	258	258
Total Equity	$ 258	$ 258